GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2017 and 2018 were as follows:

Balance as of January 1, 2017	$190,737

Impairment on Undertone's goodwill	(65,686)

Balance as of December 31, 2017	$125,051

Balance as of December 31, 2018	$125,051

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of December 31, 2018, the Company has two reporting units – Undertone and Search monetization. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value. In 2017 the Company recorded an impairment charge of $65,686, classified as “Impairment charges” in the consolidated statements of income. No such impairment charges were recorded in 2018.

b.	Intangible assets, net

The following is a summary of intangible assets as of December 31, 2018:

	December 31, 2017	Amortization	OCI	December 31, 2018

Acquired technology	$30,837	$-	$(30)	$30,807
Accumulated amortization	(19,959)	(1,301)	18	(21,242)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	2,129	(1,301)	(12)	816

Customer relationships	31,949	-	(9)	31,940
Accumulated amortization	(18,832)	(999)	6	(19,825)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	2,691	(999)	(3)	1,689

Tradename and other	18,457	-	(42)	18,415
Accumulated amortization	(6,858)	(2,469)	13	(9,314)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	6,489	(2,469)	(29)	3,991

Intangible assets, net	$11,309	$(4,769)	$(44)	$6,496

The following is a summary of intangible assets as of December 31, 2017:

	December 31, 2016	Amortization	OCI	Impairment	December 31, 2017

Acquired technology	$30,674	$-	$163	-	$30,837
Accumulated amortization	(14,490)	(5,390)	(79)	-	(19,959)
Impairment	(956)	-	-	(7,793)*)	(8,749)
Acquired technology, net	15,228	(5,390)	84	(7,793)	2,129

Customer relationships	31,898	-	51	-	31,949
Accumulated amortization	(13,905)	(4,900)	(27)	-	(18,832)
Impairment	(91)	-	-	(10,335)*)	(10,426)
Customer relationships, net	17,902	(4,900)	24	(10,335)	2,691

Tradename and other	18,224	-	233	-	18,457
Accumulated amortization	(4,079)	(2,734)	(45)	-	(6,858)
Impairment	(3,257)	-	-	(1,853)*)	(5,110)
Tradename and other, net	10,888	(2,734)	188	(1,853)	6,489

Intangible assets, net	$44,018	$(13,024)	$296	$(19,981)	$11,309

*) Calculated based on the Income approach (discounted cash flow model), using a discount rate of 15.7%

The estimated useful life of the intangible assets are as follows:

Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-5 years
Tradename and other	4-11 years

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2019	$4,228
2020	1,279
2021	229
2022	240
2023	252
Thereafter	268

$6,496